FlexShares® Trust 50 South LaSalle Street
Chicago, Illinois 60603
Phone: 855-353-9383

March 3, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares® Trust (the “Registrant”)

(File Nos. 333-173967 and 811-22555)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that:

1.

The form of (i) Prospectuses dated March 1, 2021 for each series of the Registrant and (ii) Statements of Additional Information dated March 1, 2021 for each series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 88 to the Registrant’s registration statement under the Securities Act of 1933, as amended, on Form N-1A; and

2.

The text of the Post-Effective Amendment No. 88 to the Registrant’s registration statement was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on February 24, 2021 (Accession No. 0001193125-21-054568) with an effective date of March 1, 2021.

Questions and comments may be directed to the undersigned at (312) 557-1441.

Very truly yours,

/s/ Jose J. Del Real

Jose J. Del Real
Secretary